Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of April 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (15.0%)
[1]	Ally Auto Receivables Trust Class A2 Series 2022 -3	5.290%	6/16/25	16,500	16,472
[1]	Ally Auto Receivables Trust Class A2 Series 2022-2	4.620%	10/15/25	34,362	34,223
[1,2]	American Credit Acceptance Receivables Trust Class B Series 2021-4	0.860%	2/13/26	1,938	1,935
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	1,540	1,516
[1]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-3	0.410%	2/18/25	1,000	998
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	27,748	27,521
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	2,560	2,533
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	4,892	4,824
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	6,169	6,011
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	11,150	11,297
[1]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	2,520	2,416
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	2,771	2,744
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	2,830	2,785
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	9,240	9,236
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	1,950	1,887
[1]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	45,485	44,549
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	7,750	7,762
[1]	BMW Vehicle Owner Trust Class A4 Series 2020-A	0.620%	4/26/27	4,230	4,088
[1,2,3]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	6,272	5,989
[1,3]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	5.758%	2/25/30	1	1
[1]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	4,900	4,627
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	3,197	3,182
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2023-1	5.200%	5/15/26	22,450	22,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Capital One Prime Auto Receivables Trust Class A2a Series 2022-2	3.740%	9/15/25	9,021	8,925
[1]	CarMax Auto Owner Trust Class A2 Series 2022-1	0.910%	2/18/25	7,515	7,458
[1]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	1,143	1,141
[1]	CarMax Auto Owner Trust Class A2A Series 2023-1	5.230%	1/15/26	11,420	11,396
[1]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	9,236	9,126
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	3,680	3,600
[1]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	20,260	20,258
[1]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4,660	4,474
[1]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	1,302	1,300
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	5,700	5,517
[1,2]	Chase Auto Owner Trust Class A2 Series 2022-AA	3.860%	10/27/25	11,497	11,405
[1,2]	Chesapeake Funding II LLC Class A1 Series 2020-1A	0.870%	8/15/32	5,008	4,973
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	10,300	10,319
[1]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	3,670	3,633
[1]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	7,708	7,644
[1]	CNH Equipment Trust Class A2 Series 2022-C	5.420%	7/15/26	24,370	24,376
[1]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	4,260	4,261
[1]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	1,264	1,247
[1]	CNH Equipment Trust Class A4 Series 2020-A	1.510%	4/15/27	2,250	2,189
[1]	COMM Mortgage Trust Class A2 Series 2014-CR14	3.147%	2/10/47	26	26
[1]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	897	890
[1,2,3,4]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR30A + 0.750%	5.565%	10/25/41	6,800	6,758
[1]	Daimler Trucks Retail Trust Class A2 Series 2022-1	5.070%	9/16/24	10,233	10,169
[1,2]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	1,570	1,562
[1,2]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	13,089	12,969
[1,2]	Dell Equipment Finance Trust Class A3 Series 2020-2	0.570%	10/23/23	1,451	1,448
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	25,160	25,493
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	17,500	17,743
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	1,400	1,371
[1,2]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	3,190	3,168
[1,2]	DLLAD LLC Class A2 Series 2023-1	5.190%	4/20/26	8,020	8,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	DLLMT LLC Class A2 Series 2021-1	0.600%	3/20/24	3,243	3,232
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	11,000	10,795
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	2,810	2,720
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	4,790	4,660
[1]	Drive Auto Receivables Trust Class A3 Series 2021-3	0.790%	10/15/25	3,929	3,905
[1]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	450	447
[1]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	1,389	1,372
[1]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	1,858	1,820
[1,2]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	946	944
[1,2]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	2,778	2,752
[1,2]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	3,995	3,940
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2020-2	0.610%	7/20/26	5,313	5,210
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	2,563	2,496
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	9,304	8,940
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	8,090	7,776
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	10,000	10,035
[1]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	13,409	13,305
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR + 0.900%	5.715%	11/25/41	14,774	14,658
[1,2]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	4,129	4,076
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	11,960	11,623
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	7,655	7,422
[1]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	33,110	32,725
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	2,630	2,576
[1]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	10,450	10,385
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	8,350	8,150
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	23,140	23,043
[1,2]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	30,270	29,864
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	18,342	17,372
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	14,583	14,475
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-C	4.520%	4/15/25	15,168	15,110
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-D	5.370%	8/15/25	15,000	14,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	706	703
[1]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	6,849	6,810
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	9,420	9,413
[1]	Ford Credit Auto Owner Trust Class A4 Series 2020-A	1.350%	7/15/25	2,340	2,287
[1]	Ford Credit Floorplan Master Owner Trust A Class C Series 2020-1	1.420%	9/15/25	4,790	4,696
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	2,590	2,491
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-1B	0.980%	9/15/25	5,200	5,107
[1]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	52,100	51,074
[1]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	6,730	6,622
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	5.615%	10/25/41	16,594	16,489
[1,2]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	4,592	4,549
[1,2]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	4,774	4,721
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	12,449	12,357
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	12,500	12,528
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	7,470	7,333
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	5,250	5,127
[1]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2022-1	0.760%	2/18/25	5,905	5,853
[1]	GM Financial Consumer Automobile Receivables Trust Class A2a Series 2022-4	4.600%	11/17/25	35,500	35,317
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2023-1	5.190%	3/16/26	12,770	12,755
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-2	1.490%	12/16/24	2,274	2,256
[1]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-2	1.740%	8/18/25	9,000	8,783
[1]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	2,100	1,987
[1]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	900	856
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-1	0.680%	8/15/25	10,940	10,769
[1,2]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	29,460	28,835
[1,2]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	1,670	1,654
[1,2]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	1,360	1,347
[1,3]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	4,719	4,700
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	9,750	9,732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-A	0.370%	4/15/26	4,868	4,742
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	5,660	5,502
[1,2]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	14,780	14,512
[1,2]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	2,760	2,697
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	9,433	9,356
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	12,250	12,334
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2019-4	1.870%	1/20/26	1,682	1,679
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2020-2	1.090%	10/15/26	4,730	4,623
[1]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	10,740	10,370
[1,2]	HPEFS Equipment Trust Class A2 Series 2022-1A	1.020%	5/21/29	6,005	5,955
[1,2]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	7,372	7,301
[1,2]	Hyundai Auto Lease Securitization Trust Class A2 Series 2022-A	0.810%	4/15/24	9,012	8,967
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	2,156	2,136
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-A	0.420%	12/16/24	3,104	3,095
[1]	Hyundai Auto Receivables Trust Class A2 Series 2022-B	3.640%	5/15/25	10,130	10,030
[1]	Hyundai Auto Receivables Trust Class A2A Series 2020-C	5.350%	11/17/25	27,770	27,729
[1]	Hyundai Auto Receivables Trust Class A2A Series 2021-C	0.360%	10/15/24	1,802	1,793
[1]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	3,425	3,397
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	4,900	4,882
[1]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	1,988	1,977
[1]	Hyundai Auto Receivables Trust Class A4 Series 2020-A	1.720%	6/15/26	9,260	8,993
[1]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	8,020	7,761
[1]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	11,717	11,615
[1]	John Deere Owner Trust Class A2 Series 2023-A	5.280%	3/16/26	21,250	21,277
[1]	John Deere Owner Trust Class A3 Series 2020-B	0.510%	11/15/24	2,635	2,611
[1]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	12,750	12,914
[1]	John Deere Owner Trust Class A4 Series 2020-B	0.720%	6/15/27	3,820	3,693
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-1	0.875%	9/25/28	6,743	6,511
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	4,216	4,077
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	8,909	8,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2020-2	1.139%	2/25/28	486	477
[1,2]	JPMorgan Chase Bank NA - CACLN Class C Series 2021-1	1.024%	9/25/28	4,181	4,051
[1,2]	JPMorgan Chase Bank NA Class B Series 2020-1	0.991%	1/25/28	1,849	1,833
[1,2]	JPMorgan Chase Bank NA Class C Series 2020-1	1.389%	1/25/28	194	192
[1,2]	JPMorgan Chase Bank NA Class D Series 2020-1	1.886%	1/25/28	152	151
[1,2]	Kubota Credit Owner Trust Class A2 Series 2022-2A	4.070%	6/17/25	16,121	15,953
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-1A	5.400%	2/17/26	8,700	8,667
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-1	1.960%	3/15/24	405	404
[1,2]	Kubota Credit Owner Trust Class A3 Series 2020-2	0.590%	10/15/24	6,758	6,656
[1,2]	Kubota Credit Owner Trust Class A4 Series 2020-2	0.730%	6/15/26	4,810	4,610
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	16,835	16,511
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2022-1	5.260%	10/15/25	39,310	39,266
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2023-1	5.090%	1/15/26	13,340	13,307
[1,2]	MMAF Equipment Finance LLC Class A2 Series 2020-A	0.740%	4/9/24	858	855
[1]	Nissan Auto Receivables Owner Trust Class A2 Series 2022-B	4.500%	8/15/25	18,470	18,356
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	4,141	4,086
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	27,790	27,869
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	6,830	6,608
[1]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-B	0.710%	2/16/27	7,030	6,867
[1,2,3]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	5.828%	1/16/60	93	93
[1,2,3]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	5.953%	6/20/60	898	898
[1,2,3]	Pepper Residential Securities Trust No. 24 Class A1U Series 24A, 1M USD LIBOR + 0.900%	5.859%	11/18/60	940	939
[1,2]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	4,100	4,081
[1,2,3]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	5.559%	2/3/53	9,359	9,296
[1,2]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	1,411	1,369
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	6,796	6,533
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-2	2.980%	10/15/26	7,943	7,850
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	940	928
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-4	4.140%	2/16/27	19,480	19,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	9,780	9,677
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	1,440	1,425
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	15,610	15,533
[1]	Santander Drive Auto Receivables Trust Class B Series 2021-3	0.600%	12/15/25	3,653	3,641
[1]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	10,000	9,729
[1]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	1,388	1,384
[1]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	3,422	3,382
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	18,534	18,180
[1,2]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	12,119	11,940
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2020-B	0.650%	12/20/24	9,950	9,750
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	4,050	3,920
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	4,790	4,638
[1,2]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	10,567	10,426
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	860	834
[1]	Toyota Auto Receivables Owner Trust Class A2 Series 2023-A	5.050%	1/15/26	12,000	11,961
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-C	3.830%	8/15/25	13,059	12,942
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-D	5.270%	1/15/26	16,850	16,828
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	5/15/24	201	200
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-B	1.660%	9/15/25	4,460	4,354
[1]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-C	0.570%	10/15/25	7,530	7,244
[1,2]	Toyota Lease Owner Trust Crass A3 Series 2023-A	4.930%	4/20/26	22,000	22,062
[1,2]	Usaa Auto Owner Trust Class A2 Series 2022-A	4.600%	2/18/25	27,703	27,617
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	16,180	15,786
[1]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	19,120	19,168
[1]	Verizon Master Trust Class A1A Series 2022-5	3.720%	7/20/27	4,010	3,957
[1]	Verizon Master Trust Class B Series 2022-1	1.270%	1/20/27	10,135	10,041
[1]	Verizon Master Trust Class B Series 2022-1	1.390%	1/20/27	4,700	4,655
[1]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	14,762	14,694
[1]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	13,620	13,312
[1]	Verizon Owner Trust Class C Series 2020-A	2.060%	7/22/24	14,500	14,470
[1]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	21,010	20,509
[1]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	13,238	13,095
[1]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2020-1	1.260%	8/20/26	3,590	3,498
[1,2]	Volvo Financial Equipment LLC Class A3 Series 2020-1A	0.510%	10/15/24	7,480	7,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Volvo Financial Equipment LLC Class A4 Series 2020-1A	0.600%	3/15/28	4,700	4,490
[1,2]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	2,471	2,461
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	32,220	31,726
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	28,100	27,583
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	2,883	2,809
[1,2]	Wheels SPV 2 LLC Class A2 Series 2020-1A	0.510%	8/20/29	762	758
[1,2]	Wheels SPV 2 LLC Class A3 Series 2020-1A	0.620%	8/20/29	3,475	3,382
[1]	World Omni Auto Receivables Trust Ciass A3 Series 2023-B	4.660%	5/15/28	9,200	9,213
[1]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	2,361	2,353
[1]	World Omni Auto Receivables Trust Class A2 Series 2022-C	3.730%	3/16/26	7,658	7,570
[1]	World Omni Auto Receivables Trust Class A2A Series 2022-D	5.510%	3/16/26	34,175	34,185
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-A	5.180%	7/15/26	11,780	11,768
[1]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	255	252
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	1,200	1,172
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2020-B	0.700%	2/17/26	5,000	4,974
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	3,890	3,784
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,996,239)					1,975,451
Corporate Bonds (72.4%)
Communications (3.4%)
	British Telecommunications plc	4.500%	12/4/23	8,059	8,008
[2]	Cox Communications Inc.	2.950%	6/30/23	43,811	43,560
	Discovery Communications LLC	3.800%	3/13/24	8,000	7,857
	Fox Corp.	4.030%	1/25/24	68,452	67,641
[2]	Netflix Inc.	3.625%	6/15/25	3,843	3,733
[2]	NTT Finance Corp.	0.583%	3/1/24	83,588	80,476
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	7,200	7,063
	Sprint LLC	7.875%	9/15/23	52,105	52,501
	Take-Two Interactive Software Inc.	3.300%	3/28/24	42,172	41,349
	Take-Two Interactive Software Inc.	3.550%	4/14/25	19,050	18,534
	Verizon Communications Inc.	0.750%	3/22/24	3,521	3,388
	Vodafone Group plc	3.750%	1/16/24	68,869	68,123
	Walt Disney Co.	3.700%	9/15/24	8,130	8,025
[2]	Warnermedia Holdings Inc.	3.428%	3/15/24	37,540	36,742
					447,000
Consumer Discretionary (5.5%)
	Amazon.com Inc.	2.800%	8/22/24	10,400	10,181
	Amazon.com Inc.	4.700%	11/29/24	70,000	70,349
	Amazon.com Inc.	3.800%	12/5/24	7,666	7,600
	American Honda Finance Corp.	0.650%	9/8/23	30,057	29,556
	American Honda Finance Corp.	2.900%	2/16/24	2,697	2,651
	American Honda Finance Corp.	4.600%	4/17/25	110,000	109,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AutoZone Inc.	3.125%	7/15/23	14,980	14,896
	AutoZone Inc.	3.250%	4/15/25	2,610	2,528
[2]	BMW US Capital LLC	3.150%	4/18/24	10,000	9,824
[2]	BMW US Capital LLC	3.900%	4/9/25	35,000	34,571
[2]	ERAC USA Finance LLC	2.700%	11/1/23	83,131	81,668
	General Motors Financial Co. Inc.	3.700%	5/9/23	2,898	2,897
	General Motors Financial Co. Inc.	5.100%	1/17/24	1,526	1,522
	General Motors Financial Co. Inc.	2.900%	2/26/25	23,041	22,054
	General Motors Financial Co. Inc.	3.800%	4/7/25	35,920	34,905
	Lennar Corp.	4.875%	12/15/23	8,327	8,288
	Lowe's Cos. Inc.	3.875%	9/15/23	370	368
[2]	Mercedes-Benz Finance North America LLC	3.700%	5/4/23	400	400
[2]	Mercedes-Benz Finance North America LLC	3.650%	2/22/24	23,810	23,501
[2]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	6,960	6,710
[2]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	26,710	26,753
	Toyota Motor Corp.	0.681%	3/25/24	11,219	10,783
	Toyota Motor Credit Corp.	3.350%	1/8/24	22,750	22,484
	Toyota Motor Credit Corp.	2.500%	3/22/24	46,595	45,562
	Toyota Motor Credit Corp.	4.400%	9/20/24	37,278	37,180
	Toyota Motor Credit Corp.	4.800%	1/10/25	12,115	12,160
[2]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	92,478	90,121
					719,495
Consumer Staples (5.0%)
[2]	7-Eleven Inc.	0.800%	2/10/24	73,354	70,715
	Altria Group Inc.	2.950%	5/2/23	2,000	2,000
	Altria Group Inc.	4.000%	1/31/24	67,408	66,708
	Altria Group Inc.	3.800%	2/14/24	1,623	1,604
	BAT Capital Corp.	3.222%	8/15/24	7,800	7,589
	BAT Capital Corp.	2.789%	9/6/24	3,577	3,453
	Coca-Cola Co.	1.750%	9/6/24	17,370	16,799
	Conagra Brands Inc.	0.500%	8/11/23	17,500	17,253
	Constellation Brands Inc.	3.600%	5/9/24	14,000	13,768
	Costco Wholesale Corp.	2.750%	5/18/24	20,178	19,724
[2]	Danone SA	2.589%	11/2/23	35,200	34,682
	Diageo Capital plc	2.125%	10/24/24	7,700	7,414
	Haleon UK Capital plc	3.125%	3/24/25	4,250	4,106
	Haleon US Capital LLC	3.024%	3/24/24	22,450	21,930
	Hershey Co.	2.050%	11/15/24	11,539	11,148
[2]	Kenvue Inc.	5.500%	3/22/25	38,290	38,946
	Keurig Dr Pepper Inc.	3.130%	12/15/23	11,200	11,057
	Keurig Dr Pepper Inc.	0.750%	3/15/24	59,858	57,603
	Mondelez International Inc.	2.125%	3/17/24	8,475	8,255
	Mondelez International Inc.	1.500%	5/4/25	12,544	11,759
	PepsiCo Inc.	3.600%	3/1/24	11,230	11,104
	PepsiCo Inc.	3.500%	7/17/25	50,515	49,717
	Philip Morris International Inc.	2.125%	5/10/23	1,860	1,858
	Philip Morris International Inc.	3.600%	11/15/23	27,137	26,922
	Philip Morris International Inc.	2.875%	5/1/24	1,281	1,254
	Philip Morris International Inc.	5.125%	11/15/24	95,809	96,424
[2]	Reckitt Benckiser Treasury Services plc	3.625%	9/21/23	434	431
	Reynolds American Inc.	4.850%	9/15/23	2,837	2,824
	Reynolds American Inc.	4.450%	6/12/25	1,000	984
	Unilever Capital Corp.	2.600%	5/5/24	13,600	13,292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	2.850%	7/8/24	24,791	24,340
					655,663
Energy (4.7%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	1.231%	12/15/23	10,227	9,965
	Canadian Natural Resources Ltd.	3.800%	4/15/24	4,100	4,034
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	8,120	8,184
	Chevron Corp.	2.895%	3/3/24	7,992	7,869
	ConocoPhillips Co.	2.125%	3/8/24	89,370	87,236
	ConocoPhillips Co.	2.400%	3/7/25	9,256	8,891
	Empresa Nacional del Petroleo	4.375%	10/30/24	14,954	14,880
	Enbridge Inc.	4.000%	10/1/23	31,673	31,441
	Enbridge Inc.	0.550%	10/4/23	40,528	39,595
[3]	Enbridge Inc., SOFR + 0.630%	5.357%	2/16/24	13,390	13,350
	Energy Transfer LP	4.200%	9/15/23	23,114	22,983
	Energy Transfer LP	5.875%	1/15/24	31,556	31,589
	Energy Transfer LP	4.900%	2/1/24	8,314	8,268
	Energy Transfer LP	4.500%	4/15/24	1,149	1,136
	Energy Transfer LP	3.900%	5/15/24	3,000	2,947
	Equinor ASA	2.650%	1/15/24	11,544	11,365
	Equinor ASA	3.250%	11/10/24	8,000	7,868
	Exxon Mobil Corp.	2.019%	8/16/24	7,983	7,733
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,482	1,472
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	11,031	10,925
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	8,460	8,386
[2]	Kinder Morgan Inc.	5.625%	11/15/23	18,337	18,308
	Kinder Morgan Inc.	4.300%	6/1/25	7,001	6,915
	Marathon Petroleum Corp.	4.700%	5/1/25	11,010	10,944
	MPLX LP	4.875%	6/1/25	20,000	19,935
	Pertamina Persero PT	4.300%	5/20/23	4,000	3,994
	Phillips 66	0.900%	2/15/24	34,862	33,700
	Pioneer Natural Resources Co.	0.550%	5/15/23	32,382	32,304
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	312	312
	Saudi Arabian Oil Co.	1.250%	11/24/23	966	945
	Schlumberger Investment SA	3.650%	12/1/23	8,400	8,319
	Shell International Finance BV	2.000%	11/7/24	11,823	11,404
	Spectra Energy Partners LP	4.750%	3/15/24	1,129	1,122
	TotalEnergies Capital International SA	3.700%	1/15/24	2,144	2,123
	TransCanada PipeLines Ltd.	3.750%	10/16/23	33,311	33,028
	TransCanada PipeLines Ltd.	1.000%	10/12/24	8,747	8,216
	Western Midstream Operating LP	3.350%	2/1/25	11,950	11,447
	Williams Cos. Inc.	4.500%	11/15/23	45,972	45,745
	Williams Cos. Inc.	4.300%	3/4/24	24,974	24,772
					613,650
Financials (30.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	29,189	29,004
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	2,400	2,378
[3]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	5.520%	9/29/23	37,100	36,948
	Affiliated Managers Group Inc.	4.250%	2/15/24	9,420	9,300
	Air Lease Corp.	3.000%	9/15/23	4,243	4,202
	Ally Financial Inc.	3.050%	6/5/23	15,227	15,158
	Ally Financial Inc.	1.450%	10/2/23	91,708	89,396
	American Express Co.	3.400%	2/22/24	9,165	9,042
	American Express Co.	3.375%	5/3/24	8,280	8,125
	American Express Co.	2.500%	7/30/24	42,012	40,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	4.990%	5/1/26	83,300	83,244
	American International Group Inc.	2.500%	6/30/25	13,371	12,696
	Ameriprise Financial Inc.	4.000%	10/15/23	6,775	6,723
[2]	ANZ New Zealand International Ltd.	3.400%	3/19/24	17,345	17,078
	Aon plc	4.000%	11/27/23	52,277	51,791
[2]	Athene Global Funding	2.800%	5/26/23	51,891	51,688
[2]	Athene Global Funding	1.200%	10/13/23	26,054	25,394
[2]	Athene Global Funding	0.950%	1/8/24	52,152	50,081
[2]	Athene Global Funding	2.514%	3/8/24	2,250	2,183
[2]	Australia & New Zealand Banking Group Ltd.	4.829%	2/3/25	35,000	35,006
[3,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.030%	4.663%	12/6/23	10,479	6,959
[3,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	5.676%	7/26/29	14,494	9,632
	Banco Santander SA	2.706%	6/27/24	50,600	48,927
	Banco Santander SA	0.701%	6/30/24	20,000	19,813
	Banco Santander SA	2.746%	5/28/25	11,200	10,552
	Bank of America Corp.	4.125%	1/22/24	16,344	16,208
	Bank of America Corp.	1.486%	5/19/24	19,000	18,956
	Bank of America Corp.	3.458%	3/15/25	28,149	27,619
	Bank of America Corp.	3.093%	10/1/25	3,700	3,572
	Bank of America Corp.	3.366%	1/23/26	20,000	19,271
	Bank of America Corp.	2.015%	2/13/26	15,600	14,683
	Bank of America Corp.	3.384%	4/2/26	21,960	21,176
	Bank of America Corp.	4.827%	7/22/26	16,090	15,938
	Bank of Montreal	0.400%	9/15/23	30,000	29,443
	Bank of Montreal	3.300%	2/5/24	47,049	46,291
	Bank of Montreal	4.250%	9/14/24	20,509	20,243
	Bank of Montreal	5.200%	12/12/24	22,200	22,194
	Bank of New York Mellon Corp.	3.650%	2/4/24	2,040	2,014
	Bank of New York Mellon Corp.	2.100%	10/24/24	8,308	7,972
	Bank of New York Mellon Corp.	1.600%	4/24/25	3,340	3,146
	Bank of New York Mellon Corp.	5.224%	11/21/25	4,050	4,057
	Bank of New York Mellon Corp.	4.414%	7/24/26	2,440	2,412
	Bank of Nova Scotia	3.400%	2/11/24	26,548	26,123
	Bank of Nova Scotia	2.440%	3/11/24	5,366	5,229
	Bank of Nova Scotia	0.700%	4/15/24	2,200	2,101
	Bank of Nova Scotia	0.650%	7/31/24	20,160	19,048
	Bank of Nova Scotia	5.250%	12/6/24	21,828	21,848
[2]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	77,576	77,282
[2]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	12,267	11,794
	Barclays plc	2.852%	5/7/26	11,000	10,364
[3,5]	Barclays plc, 3M Australian Bank Bill Rate + 1.800%	5.458%	6/15/23	14,250	9,432
	BlackRock Inc.	3.500%	3/18/24	7,500	7,398
[2]	BNP Paribas SA	3.800%	1/10/24	18,597	18,315
[2]	BPCE SA	5.700%	10/22/23	12,210	12,127
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	5,706	5,546
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	4,521	4,422
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	82,000	82,062
	Capital One Financial Corp.	3.900%	1/29/24	2,927	2,903
	Citigroup Inc.	1.678%	5/15/24	29,203	29,166
	Citigroup Inc.	4.044%	6/1/24	91,975	91,854
	Citigroup Inc.	3.290%	3/17/26	19,058	18,413
	Citigroup Inc.	3.106%	4/8/26	10,212	9,824
	Commonwealth Bank of Australia	5.079%	1/10/25	35,250	35,433

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cooperatieve Rabobank UA	2.625%	7/22/24	9,990	9,670
	Cooperatieve Rabobank UA	3.875%	8/22/24	14,065	13,893
	Cooperatieve Rabobank UA	1.375%	1/10/25	2,438	2,300
	Cooperatieve Rabobank UA	5.000%	1/13/25	43,700	43,798
	Cooperatieve Rabobank UA	3.375%	5/21/25	3,515	3,399
[2]	Corebridge Global Funding	0.400%	9/13/23	82,858	81,250
[2]	Corebridge Global Funding	0.450%	12/8/23	15,000	14,486
	Credit Suisse AG	4.750%	8/9/24	9,497	9,175
	Credit Suisse AG	3.625%	9/9/24	28,880	27,505
	Credit Suisse AG	2.950%	4/9/25	19,800	18,427
	Danske Bank A/S	1.226%	6/22/24	4,760	4,727
	Discover Bank	4.200%	8/8/23	41,311	41,084
[2]	DNB Bank ASA	2.968%	3/28/25	50,000	48,845
[2]	Equitable Financial Life Global Funding	0.500%	11/17/23	16,302	15,866
	Fifth Third Bancorp	4.300%	1/16/24	919	905
[2]	Five Corners Funding Trust	4.419%	11/15/23	34,381	34,158
	Franklin Resources Inc.	2.850%	3/30/25	4,895	4,676
[2]	GA Global Funding Trust	1.250%	12/8/23	912	882
[2]	GA Global Funding Trust	1.000%	4/8/24	45,015	42,311
[5]	Goldman Sachs Group Inc.	3.600%	5/16/23	11,840	7,827
	Goldman Sachs Group Inc.	1.217%	12/6/23	44,648	43,590
	Goldman Sachs Group Inc.	3.625%	2/20/24	10,819	10,667
	Goldman Sachs Group Inc.	3.000%	3/15/24	7,962	7,809
	Goldman Sachs Group Inc.	0.925%	10/21/24	54,900	53,598
	Goldman Sachs Group Inc.	5.700%	11/1/24	15,177	15,313
[3,5]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	4.674%	5/16/23	2,800	1,853
	HSBC Holdings plc	3.950%	5/18/24	46,798	46,766
	HSBC Holdings plc	0.732%	8/17/24	38,760	38,135
	HSBC Holdings plc	1.162%	11/22/24	26,200	25,476
	HSBC Holdings plc	2.999%	3/10/26	20,000	19,058
	HSBC Holdings plc	1.645%	4/18/26	20,000	18,491
	HSBC USA Inc.	3.750%	5/24/24	2,460	2,417
	HSBC USA Inc.	5.625%	3/17/25	27,695	27,922
	Huntington Bancshares Inc.	4.000%	5/15/25	16,995	16,240
	Huntington National Bank	3.550%	10/6/23	25,260	24,946
	Invesco Finance plc	4.000%	1/30/24	65,350	64,751
	Jackson Financial Inc.	1.125%	11/22/23	15,474	15,043
[2]	Jackson National Life Global Funding	3.250%	1/30/24	982	968
	JPMorgan Chase & Co.	3.875%	2/1/24	3,576	3,543
	JPMorgan Chase & Co.	1.514%	6/1/24	28,139	28,043
	JPMorgan Chase & Co.	3.875%	9/10/24	1,911	1,878
	JPMorgan Chase & Co.	4.023%	12/5/24	50,000	49,559
	JPMorgan Chase & Co.	3.845%	6/14/25	19,462	19,106
	JPMorgan Chase & Co.	2.595%	2/24/26	1,860	1,774
	JPMorgan Chase & Co.	2.005%	3/13/26	20,163	19,019
[3]	KeyBank NA	5.180%	1/3/24	3,742	3,697
	Legg Mason Inc.	3.950%	7/15/24	10,000	9,810
[2]	Liberty Mutual Group Inc.	4.250%	6/15/23	7,000	6,990
	Lloyds Banking Group plc	4.050%	8/16/23	69,479	69,159
[5]	Lloyds Banking Group plc	3.900%	11/23/23	8,880	5,831
	Lloyds Banking Group plc	0.695%	5/11/24	77,785	77,688
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	5,058	5,018
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	22,940	22,648
[2]	MassMutual Global Funding II	0.480%	8/28/23	7,242	7,127
[2]	Metropolitan Life Global Funding I	0.400%	1/7/24	71,712	69,313
[2]	Metropolitan Life Global Funding I	3.600%	1/11/24	18,956	18,719
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	31,200	30,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	12,392	12,161
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	1,801	1,704
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	55,720	55,993
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	225	218
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	12,400	12,442
	Mizuho Financial Group Inc.	1.241%	7/10/24	47,611	47,196
	Mizuho Financial Group Inc.	2.226%	5/25/26	6,370	5,959
[3]	Morgan Stanley	5.185%	11/10/23	22,323	22,290
	Morgan Stanley	2.630%	2/18/26	15,000	14,296
	Morgan Stanley	2.188%	4/28/26	3,531	3,326
[2]	National Australia Bank Ltd.	1.388%	1/12/25	20,000	18,923
	National Bank of Canada	5.250%	1/17/25	36,650	36,463
	NatWest Group plc	3.875%	9/12/23	11,111	11,026
[2]	New York Life Global Funding	2.900%	1/17/24	437	430
[2]	New York Life Global Funding	0.550%	4/26/24	350	335
	Nordea Bank Abp	3.750%	8/30/23	12,061	11,976
	ORIX Corp.	4.050%	1/16/24	2,596	2,572
	ORIX Corp.	3.250%	12/4/24	1,163	1,127
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	4,472	4,448
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	747	737
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	4,695	4,554
	PNC Bank NA	3.250%	6/1/25	7,395	7,103
	PNC Financial Services Group Inc.	3.500%	1/23/24	6,614	6,519
	PNC Financial Services Group Inc.	3.900%	4/29/24	6,978	6,852
	PNC Financial Services Group Inc.	2.200%	11/1/24	2,000	1,910
	PNC Financial Services Group Inc.	5.671%	10/28/25	1,000	1,004
[2]	Pricoa Global Funding I	3.450%	9/1/23	10,536	10,460
[2]	Principal Life Global Funding II	0.500%	1/8/24	33,765	32,641
[2]	Protective Life Global Funding	0.391%	7/7/23	31,000	30,711
[2]	Protective Life Global Funding	0.631%	10/13/23	4,426	4,326
	Protective Life Global Funding	0.631%	10/13/23	12,200	11,924
[2]	Protective Life Global Funding	0.473%	1/12/24	11,902	11,489
	Reinsurance Group of America Inc.	4.700%	9/15/23	1,454	1,448
[2]	Reliance Standard Life Global Funding II	3.850%	9/19/23	44,405	44,028
	Royal Bank of Canada	3.970%	7/26/24	109,663	108,227
	Royal Bank of Canada	4.950%	4/25/25	44,800	44,832
[2]	Santander UK plc	5.000%	11/7/23	11,303	11,187
	Santander UK plc	4.000%	3/13/24	24,100	23,783
	Santander UK plc	1.089%	3/15/25	5,000	4,760
[2]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	64,452	63,425
	State Bank of India	4.500%	9/28/23	6,550	6,532
	State Street Corp.	3.700%	11/20/23	1,126	1,115
	State Street Corp.	3.300%	12/16/24	2,715	2,640
	State Street Corp.	2.354%	11/1/25	20,980	20,121
	State Street Corp.	4.857%	1/26/26	7,610	7,600
	Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	1,910	1,886
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	1,598	1,545
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	10,755	10,417
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	14,017	13,325
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,220	1,126
[2]	Sumitomo Mitsui Trust Bank Ltd.	0.800%	9/12/23	12,300	12,093
[2]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	31,878	30,624
	Toronto-Dominion Bank	2.350%	3/8/24	10,190	9,934
	Toronto-Dominion Bank	4.285%	9/13/24	54,323	53,657
	Toronto-Dominion Bank	1.150%	6/12/25	11,872	10,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	0.750%	9/11/25	15,000	13,609
	Truist Bank	1.500%	3/10/25	13,505	12,555
	Truist Financial Corp.	3.700%	6/5/25	11,930	11,492
	Truist Financial Corp.	4.260%	7/28/26	4,579	4,441
[2]	UBS AG	0.450%	2/9/24	23,620	22,681
[2]	UBS AG	1.375%	1/13/25	21,570	20,064
[2]	UBS Group AG	1.008%	7/30/24	50,445	49,731
	US Bancorp	3.375%	2/5/24	25,226	24,826
	US Bancorp	1.450%	5/12/25	6,647	6,164
	US Bank NA	2.050%	1/21/25	10,770	10,207
	Wells Fargo & Co.	4.125%	8/15/23	3,000	2,988
	Wells Fargo & Co.	3.750%	1/24/24	44,919	44,370
	Wells Fargo & Co.	2.406%	10/30/25	22,888	21,902
	Wells Fargo & Co.	3.908%	4/25/26	15,000	14,628
	Wells Fargo & Co.	2.188%	4/30/26	48,375	45,576
[3,5]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	5.488%	6/22/28	41,700	27,625
	Willis North America Inc.	3.600%	5/15/24	10,566	10,360
					3,981,379
Health Care (5.5%)
	AbbVie Inc.	3.750%	11/14/23	2,915	2,889
	AbbVie Inc.	2.600%	11/21/24	12,505	12,073
	AbbVie Inc.	3.600%	5/14/25	5,100	4,986
	Aetna Inc.	3.500%	11/15/24	976	953
	AmerisourceBergen Corp.	3.400%	5/15/24	22,674	22,252
	Amgen Inc.	3.625%	5/22/24	21,412	21,117
	Amgen Inc.	5.250%	3/2/25	11,945	12,050
	Amgen Inc.	3.125%	5/1/25	29,803	28,958
	Astrazeneca Finance LLC	0.700%	5/28/24	22,765	21,781
	Baxter International Inc.	0.868%	12/1/23	1,567	1,524
[3]	Baxter International Inc., SOFR + 0.260%	5.032%	12/1/23	42,000	41,781
[2]	Bayer US Finance II LLC	3.875%	12/15/23	75,823	74,984
	Becton Dickinson & Co.	3.363%	6/6/24	6,452	6,341
	Bristol-Myers Squibb Co.	0.537%	11/13/23	35,175	34,362
	Cardinal Health Inc.	3.079%	6/15/24	16,250	15,877
	Cigna Group	0.613%	3/15/24	10,215	9,809
	CVS Health Corp.	4.000%	12/5/23	1,729	1,715
[2]	GE HealthCare Technologies Inc.	5.550%	11/15/24	53,133	53,381
	Gilead Sciences Inc.	0.750%	9/29/23	17,000	16,687
	Gilead Sciences Inc.	3.700%	4/1/24	1,770	1,745
	GlaxoSmithKline Capital plc	3.000%	6/1/24	10,672	10,484
	HCA Inc.	5.375%	2/1/25	16,000	16,011
	McKesson Corp.	3.796%	3/15/24	50,000	49,353
	Mylan Inc.	4.200%	11/29/23	9,000	8,911
	Novartis Capital Corp.	3.400%	5/6/24	9,898	9,752
	Novartis Capital Corp.	1.750%	2/14/25	7,955	7,597
	PerkinElmer Inc.	0.550%	9/15/23	67,895	66,687
	Royalty Pharma plc	0.750%	9/2/23	75,299	73,940
	Stryker Corp.	0.600%	12/1/23	25,000	24,343
	Stryker Corp.	1.150%	6/15/25	7,034	6,527
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	58,925	58,578
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	1,364	1,299
	Wyeth LLC	6.450%	2/1/24	4,863	4,912
					723,659
Industrials (4.4%)
[5]	Aurizon Network Pty Ltd.	4.000%	6/21/24	29,340	19,289
	Boeing Co.	4.508%	5/1/23	37,881	37,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	1.433%	2/4/24	3,211	3,113
	Boeing Co.	4.875%	5/1/25	22,107	22,041
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,130	8,009
	Canadian Pacific Railway Co.	1.350%	12/2/24	24,420	23,061
	Canadian Pacific Railway Co.	2.900%	2/1/25	33,100	31,985
	Caterpillar Financial Services Corp.	0.600%	9/13/24	6,947	6,591
	Caterpillar Financial Services Corp.	4.900%	1/17/25	19,364	19,484
	Caterpillar Inc.	3.400%	5/15/24	15,763	15,599
	CNH Industrial Capital LLC	1.950%	7/2/23	9,365	9,305
	CNH Industrial Capital LLC	4.200%	1/15/24	1,981	1,956
	CNH Industrial NV	4.500%	8/15/23	1,414	1,408
[2]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	12,235	11,900
[2]	Daimler Trucks Finance North America LLC	5.200%	1/17/25	25,600	25,658
	Honeywell International Inc.	2.300%	8/15/24	24,000	23,297
	Huntington Ingalls Industries Inc.	0.670%	8/16/23	30,454	29,980
	John Deere Capital Corp.	4.550%	10/11/24	28,119	28,167
	John Deere Capital Corp.	1.250%	1/10/25	11,250	10,664
	L3Harris Technologies Inc.	3.850%	6/15/23	22,215	22,148
	Norfolk Southern Corp.	3.850%	1/15/24	3,104	3,086
	Parker-Hannifin Corp.	3.650%	6/15/24	12,280	12,095
[5]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	9,520	6,293
	Raytheon Technologies Corp.	3.200%	3/15/24	67,924	66,809
	Rockwell Automation Inc.	0.350%	8/15/23	20,238	19,945
	Ryder System Inc.	3.875%	12/1/23	19,951	19,733
	Ryder System Inc.	3.650%	3/18/24	8,616	8,480
	Ryder System Inc.	2.500%	9/1/24	3,740	3,609
	Ryder System Inc.	4.625%	6/1/25	9,462	9,371
[2]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	24,000	23,118
[2]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	20,097	19,749
	Union Pacific Corp.	3.150%	3/1/24	34,260	33,759
[1,6]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	16	16
					577,599
Materials (2.4%)
	Berry Global Inc.	0.950%	2/15/24	5,500	5,279
	Carlisle Cos. Inc.	0.550%	9/1/23	25,470	24,994
	Celanese US Holdings LLC	3.500%	5/8/24	2,930	2,858
	Celanese US Holdings LLC	5.900%	7/5/24	7,735	7,744
[2]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	42,811	42,811
	Eastman Chemical Co.	3.800%	3/15/25	12,068	11,783
	Georgia-Pacific LLC	8.000%	1/15/24	14,119	14,347
[2]	Georgia-Pacific LLC	0.625%	5/15/24	11,962	11,399
[2]	Georgia-Pacific LLC	3.600%	3/1/25	9,050	8,846
	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	35,874	35,904
	LyondellBasell Industries NV	5.750%	4/15/24	14,198	14,228
	Martin Marietta Materials Inc.	0.650%	7/15/23	15,000	14,844
	Mosaic Co.	4.250%	11/15/23	79,586	78,879
	Nutrien Ltd.	1.900%	5/13/23	39,911	39,834
					313,750
Real Estate (3.8%)
	American Tower Corp.	3.000%	6/15/23	28,288	28,193
	American Tower Corp.	0.600%	1/15/24	6,660	6,429
	American Tower Corp.	5.000%	2/15/24	2,870	2,863
	American Tower Corp.	2.950%	1/15/25	15,592	15,034
	AvalonBay Communities Inc.	4.200%	12/15/23	25,272	25,051
	AvalonBay Communities Inc.	3.450%	6/1/25	4,595	4,459
	Boston Properties LP	3.125%	9/1/23	78,350	77,177

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Properties LP	3.800%	2/1/24	7,850	7,661
	Camden Property Trust	4.875%	6/15/23	2,831	2,828
	Crown Castle International Corp.	3.150%	7/15/23	47,048	46,812
	Essex Portfolio LP	3.250%	5/1/23	8,470	8,470
	Essex Portfolio LP	3.875%	5/1/24	1,050	1,033
	Essex Portfolio LP	3.500%	4/1/25	5,681	5,475
	Federal Realty Investment Trust	2.750%	6/1/23	1,800	1,795
	Federal Realty Investment Trust	3.950%	1/15/24	45,198	44,600
[5]	General Property Trust Co.	3.591%	11/7/23	25,770	16,976
[5]	General Property Trust Co.	3.673%	9/19/24	2,420	1,587
	Kilroy Realty LP	3.450%	12/15/24	19,433	18,656
	Mid-America Apartments LP	4.300%	10/15/23	35,900	35,611
	Omega Healthcare Investors Inc.	4.375%	8/1/23	6,246	6,207
	Realty Income Corp.	4.600%	2/6/24	40,935	40,729
[5]	Shopping Centres Australasia Property Group	3.900%	6/7/24	8,560	5,622
	Simon Property Group LP	2.750%	6/1/23	17,465	17,415
	Simon Property Group LP	3.750%	2/1/24	29,723	29,334
[5]	Stockland Trust Co.	3.300%	3/22/24	7,780	5,097
	Ventas Realty LP	3.500%	4/15/24	10,040	9,824
	Ventas Realty LP	3.750%	5/1/24	5,000	4,899
	Welltower OP LLC	4.500%	1/15/24	29,751	29,452
	Welltower OP LLC	3.625%	3/15/24	1,495	1,469
					500,758
Technology (2.6%)
	Apple Inc.	1.800%	9/11/24	11,976	11,574
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	17,246	17,020
	Equifax Inc.	3.950%	6/15/23	2,175	2,168
	Fiserv Inc.	3.800%	10/1/23	47,360	47,014
	Global Payments Inc.	3.750%	6/1/23	8,895	8,879
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	17,467	17,382
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	43,510	43,986
	Microsoft Corp.	3.625%	12/15/23	5,981	5,943
	Microsoft Corp.	2.875%	2/6/24	28,124	27,720
	Oracle Corp.	2.400%	9/15/23	50,000	49,444
	Oracle Corp.	3.400%	7/8/24	1,622	1,590
	salesforce.com Inc.	0.625%	7/15/24	19,996	19,078
	Skyworks Solutions Inc.	0.900%	6/1/23	80,121	79,809
	VMware Inc.	0.600%	8/15/23	10,816	10,662
					342,269
Utilities (4.7%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	10,100	10,001
	American Electric Power Co. Inc.	0.750%	11/1/23	13,760	13,454
	Baltimore Gas and Electric Co.	3.350%	7/1/23	7,592	7,559
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,400	2,380
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	30,000	29,688
	Consolidated Edison Inc.	0.650%	12/1/23	34,357	33,425
[5]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,520	5,566
	Delmarva Power & Light Co.	3.500%	11/15/23	1,616	1,599
[3]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	5.396%	9/15/23	6,090	6,082
	DTE Electric Co.	3.650%	3/15/24	20,720	20,430
	Duke Energy Corp.	3.950%	10/15/23	33,885	33,608
	Duke Energy Corp.	3.750%	4/15/24	22,900	22,534
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	25,493	25,238
[5]	Energy Partnership Gas Co. Ltd.	3.642%	12/11/24	12,190	7,942
	Entergy Louisiana LLC	0.620%	11/17/23	32,370	31,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eversource Energy	2.800%	5/1/23	21,015	21,015
	Eversource Energy	3.800%	12/1/23	278	275
[3]	Eversource Energy, SOFR + 0.250%	4.974%	8/15/23	32,600	32,505
	MidAmerican Energy Co.	3.700%	9/15/23	11,121	11,044
[5]	Network Finance Co. Pty Ltd.	3.500%	12/6/24	3,990	2,610
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	29,862	29,571
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	5,650	5,744
[3]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	5.089%	11/3/23	37,700	37,584
	Oklahoma Gas and Electric Co.	0.553%	5/26/23	352	351
	Public Service Electric and Gas Co.	2.375%	5/15/23	4,214	4,208
	Public Service Enterprise Group Inc.	0.841%	11/8/23	24,439	23,855
	Southern California Edison Co.	0.700%	8/1/23	2,150	2,124
	Southern California Edison Co.	3.500%	10/1/23	38,368	38,001
	Southern Co.	0.600%	2/26/24	1,296	1,244
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	16,325	16,108
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	17,729	17,711
	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	32,647	32,647
[5]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	25,140	16,574
[3,5]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.005%	8/23/24	11,900	7,816
	WEC Energy Group Inc.	0.550%	9/15/23	40,000	39,261
	Xcel Energy Inc.	0.500%	10/15/23	21,883	21,376
					612,638
Total Corporate Bonds (Cost $9,551,517)					9,487,860
Sovereign Bonds (1.9%)
[5]	Airservices Australia	2.750%	5/15/23	6,290	4,160
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	9,993
[7]	Korea Monetary Stabilization Bond	3.050%	7/9/23	80,000,000	59,744
[7]	Korea Monetary Stabilization Bond	3.310%	9/9/23	181,000,000	135,236
	Republic of Hungary	5.375%	3/25/24	24,838	24,867
	Republic of Panama	4.000%	9/22/24	845	834
	Romania	4.375%	8/22/23	13,860	13,818
Total Sovereign Bonds (Cost $245,084)					248,652
				Shares
Temporary Cash Investments (9.7%)
Money Market Fund (0.4%)
[8]	Vanguard Market Liquidity Fund	4.853%		478,444	47,840
			Maturity Date	Face Amount ($000)
Commercial Paper (0.9%)
	AT&T Inc.	5.960%	2/21/24	61,000	58,030
	CDP Financial Inc.	5.497%	4/15/24	59,730	56,663
					114,693
U.S. Government and Agency Obligations (8.4%)
[9,10]	United States Treasury Bill	4.632%–4.637%	3/21/24	129,452	124,029

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Bill	4.787%	4/18/24	1,027,000	981,029
				1,105,058
Total Temporary Cash Investments (Cost $1,268,495)				1,267,591
Total Investments (99.0%) (Cost $13,061,335)				12,979,554
Other Assets and Liabilities—Net (1.0%)				130,194
Net Assets (100%)				13,109,748
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the aggregate value was $2,568,742,000, representing 19.6% of net assets.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in Australian dollars.
6	Security value determined using significant unobservable inputs.
7	Face amount denominated in Korean won.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
9	Securities with a value of $4,893,000 have been segregated as initial margin for open futures contracts.
10	Securities with a value of $4,137,000 have been segregated as collateral for open forward currency contracts.
1M—1-month.
3M—3-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	5,321	1,096,999	(1,316)

Short Futures Contracts
5-Year U.S. Treasury Note	June 2023	(590)	(64,748)	136
AUD 3-Year Treasury Bond	June 2023	(200)	(14,373)	(157)
				(21)
				(1,337)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	6/21/23	AUD	9,799	USD	6,558	—	(59)
Bank of New York	6/21/23	AUD	9,365	USD	6,253	—	(43)
Bank of America, N.A.	6/21/23	AUD	7,244	USD	4,922	—	(118)
JPMorgan Chase Bank, N.A.	7/10/23	KRW	180,000,000	USD	141,547	—	(6,484)
State Street Bank & Trust Co.	6/21/23	USD	141,593	AUD	211,840	1,103	—
Bank of Montreal	6/21/23	USD	10,706	AUD	15,736	270	—
Bank of America, N.A.	6/21/23	USD	8,494	AUD	12,560	164	—
Bank of America, N.A.	6/21/23	USD	6,788	AUD	10,249	—	(9)
Toronto-Dominion Bank	6/21/23	USD	5,448	AUD	8,180	24	—
Standard Chartered Bank	6/21/23	USD	5,371	AUD	8,014	56	—
Bank of New York	6/21/23	USD	5,282	AUD	7,803	107	—
JPMorgan Chase Bank, N.A.	6/21/23	USD	3,533	AUD	5,242	56	—
State Street Bank & Trust Co.	6/21/23	USD	2,649	AUD	4,003	—	(6)
State Street Bank & Trust Co.	6/21/23	USD	600	GBP	502	—	(32)
JPMorgan Chase Bank, N.A.	9/20/23	USD	142,095	KRW	180,000,000	6,379	—
JPMorgan Chase Bank, N.A.	7/10/23	USD	111,153	KRW	152,000,000	—	(2,900)
Barclays Bank plc	7/10/23	USD	60,935	KRW	80,000,000	907	—
BNP Paribas	7/10/23	USD	27,783	KRW	38,000,000	—	(730)
						9,066	(10,381)
AUD—Australian dollar.
GBP—British pound.
KRW—Korean won.
USD—U.S. dollar.
At April 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $1,982,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,975,451	—	1,975,451
Corporate Bonds	—	9,487,844	16	9,487,860
Sovereign Bonds	—	248,652	—	248,652
Temporary Cash Investments	47,840	1,219,751	—	1,267,591
Total	47,840	12,931,698	16	12,979,554
Derivative Financial Instruments
Assets
Futures Contracts[1]	136	—	—	136
Forward Currency Contracts	—	9,066	—	9,066
Total	136	9,066	—	9,202
Liabilities
Futures Contracts[1]	1,473	—	—	1,473
Forward Currency Contracts	—	10,381	—	10,381
Total	1,473	10,381	—	11,854
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.